LOOMIS SAYLES GLOBAL ALLOCATION FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

(each a “Fund” and together the “Funds”)

Supplement dated December 8, 2020 to the Funds’ Statement of Additional Information (“SAI”), dated February 1, 2020, as may be revised and supplemented from time to time.

Effective March 1, 2021, Daniel J. Fuss will take a significant step back from portfolio management and will no longer serve as a Portfolio Manager of the Funds. This is the latest phase of the Loomis Sayles portfolio management team’s succession plan, which has been in place for more than 20 years.

Eileen N. Riley, David W. Rolley and Lee M. Rosenbaum will remain as Portfolio Managers of the Loomis Sayles Global Allocation Fund. Matthew J. Eagan, Brian P. Kennedy and Elaine M. Stokes will remain as Portfolio Managers of the Loomis Sayles Strategic Income Fund. Accordingly, effective March 1, 2021, all references to Mr. Fuss as a Portfolio Manager of the Funds in the SAI are hereby deleted.

Effective March 1, 2021, Matthew J. Eagan will join the portfolio management team of the Loomis Sayles Global Allocation Fund.

Accordingly, effective March 1, 2021, the following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Eagan as of September 30, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan	19	$29.0 billion	0	$0	29	$11.8 billion	0	$0	127	$22.2 billion	5	$559.0 million

Portfolio Managers’ Ownership of Fund Shares

As of December 1, 2020, Mr. Eagan had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Matthew J. Eagan	Global Allocation Fund	F

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000